Dec. 20, 2016
Federated MDT Stock Trust

CLASS A SHARES (TICKER FSTRX)
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)
CLASS R6 SHARES (TICKER FSTLX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED DECEMBER 31, 2015 AND JUNE 29, 2016

Federated MDT Stock Trust (the "Federated Fund") is entering into an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the transfer of all or substantially all of the assets of the Hancock Horizon Value Fund (the "Hancock Fund") (which offers Institutional Class Shares, Investor Class Shares and Class C Shares) (the "Hancock Fund Shares") in exchange solely for shares (Institutional Shares and Service Shares) of the Federated Fund (the "Federated Fund Shares"); (ii) the distribution of the Federated Fund Shares (Institutional Shares and Service Shares) to the holders of the outstanding Hancock Fund Shares (Institutional Class Shares, Investor Class Shares and Class C Shares); and (iii) the liquidation and termination of the Hancock Fund, all upon the terms and conditions set forth in the Plan. The Agreement is subject to the approval of the Hancock Fund shareholders at a special meeting of shareholders, currently scheduled for January 26, 2017. If the Plan is approved by the shareholders of the Hancock Fund, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) February 1, 2018; or (b) the date of the Fund's next effective prospectus.